Feb. 28, 2018

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus, Class S Shares Prospectus, Thrivent Balanced Income Plus Fund Class A Shares Summary Prospectus, Thrivent Balanced Income Plus Fund Class S Shares Summary Prospectus, Thrivent Diversified Income Plus Fund Class A Shares Summary Prospectus,

and Thrivent Diversified Income Plus Fund Class S Shares Summary Prospectus

each dated February 28, 2018

2.	The following replaces the first paragraph in the “Summary Section” under the heading “Principal Strategies” for Thrivent Diversified Income Plus Fund:

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	75%	55-95%
Equity Securities	25%	5-45%

3.	The following replaces the second paragraph in the “Summary Section” under the heading “Principal Strategies” for both Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund:

The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock.

4.	Real Estate Investment Trust (“REIT”) Risk is removed from the “Principal Risks” in the “Summary Section” for both Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund.